Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Recurring Basis
The following tables present the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2015 and 2014:

December 31, 2015
Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(In thousands)
U.S government agencies	$31,961	$––	$31,961	$––

State and political subdivisions	2,662	––	2,662	––

		December 31, 2014
		Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
	(In thousands)
U.S government agencies	$14,380	$––	$14,380	$––

State and political subdivisions	4,946	––	4,946	––

Equity securities	22	22	––	––

Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Nonrecurring Basis
The following tables present the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2015 and 2014:

December 31, 2015
Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(In thousands)

Collateral dependent impaired loans	$641	$––	$––	$641
Foreclosed assets held for sale	327	––	––	327

December 31, 2014
Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(In thousands)

Collateral dependent impaired loans	$301	$––	$––	$301
Foreclosed assets held for sale	991	––	––	991

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables present quantitative information about unobservable inputs used in recurring and nonrecurring Level 3 fair value measurements.

	Fair Value at	Valuation
	12/31/15	Technique	Unobservable Inputs	Range
	(In thousands)

Collateral-dependent impaired loans	$641	Market comparable properties	Comparability adjustments	Not available

Foreclosed assets held for sale	327	Market comparable properties	Marketability discount	10% – 35%

	Fair Value at	Valuation
	12/31/14	Technique	Unobservable Inputs	Range
	(In thousands)

Collateral-dependent impaired loans	$301	Market comparable properties	Comparability adjustments	Not available

Foreclosed assets held for sale	991	Market comparable properties	Marketability discount	10% – 35%

Estimated Fair Values of Company's Financial Instruments
		Fair Value Measurements Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Amount	(Level 1)	(Level 2)	(Level 3)
	(In thousands)
December 31, 2015

Financial assets
Cash and cash equivalents	$12,701	$12,701	$––	$––
Loans, net of allowance	327,226	––	––	325,354
Federal Home Loan Bank stock	4,210	––	4,210	––
Accrued interest receivable	803	––	803	––

Financial liabilities
Deposits	323,622	––	307,172	––
Short term borrowings	5,691	––	5,691	––
Federal Home Loan Bank advances	26,530	––	27,347	––
Subordinated debentures	4,124	––	3,238	––
Interest payable	123	––	123	––

The classification of the assets and liabilities pursuant to the valuation hierarchy as of December 31, 2014 in the following table have not been audited. The fair value has been derived from the December 31, 2014 audited consolidated financial statements.

		Fair Value Measurements Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Amount	(Level 1)	(Level 2)	(Level 3)
	(In thousands)
December 31, 2014

Financial assets
Cash and cash equivalents	$39,164	$39,164	$––	$––
Held-to-maturity securities	450	––	450	––
Loans, net of allowance	313,354	––	––	312,014
Federal Home Loan Bank stock	4,210	––	4,210	––
Accrued interest receivable	829	––	829	––

Financial liabilities
Deposits	322,681	––	309,186	––
Short term borrowings	5,098	––	5,098	––
Federal Home Loan Bank advances	26,719	––	26,703	––
Subordinated debentures	4,124	––	3,962	––
Interest payable	135	––	135	––